Other income/(expenses), net - Disclosure of other income (expenses) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Research and development tax credit	€ 4,942	€ 10,028	€ 6,797
Grant income	5,957	10,194	11,350
Gain/(loss) on disposal of fixed assets and intangible assets, net	(432)	(445)	(21)
Gain/(loss) from revaluation of lease agreements	1	711	45
Taxes, duties, fees, charges, other than income tax	(373)	(346)	(475)
Miscellaneous income/(expenses), net	305	564	3,824
OTHER INCOME AND EXPENSES, NET	€ 10,400	€ 20,706	€ 21,520